Document and Entity Information	12 Months Ended
Dec. 31, 2010
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Nov. 01, 2011
Amendment Flag	false
Entity Registrant Name	DOW CHEMICAL CO /DE/
Entity Central Index Key	0000029915